Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

March 31, 2019

VIPHI-QTLY-0519
1.799878.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.2%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$4,480,000	$3,695,423
3.375% 8/15/26	1,580,000	1,342,210
		5,037,633
Nonconvertible Bonds - 88.7%
Aerospace - 3.2%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	5,085,000	5,237,550
Bombardier, Inc.:
6.125% 1/15/23 (a)	7,925,000	8,033,969
7.5% 12/1/24 (a)	1,705,000	1,771,069
7.875% 4/15/27 (a)	2,920,000	3,011,250
BWX Technologies, Inc. 5.375% 7/15/26 (a)	2,935,000	2,979,025
TransDigm, Inc.:
6% 7/15/22	1,725,000	1,752,738
6.25% 3/15/26 (a)	4,300,000	4,461,250
6.375% 6/15/26	4,340,000	4,295,949
		31,542,800
Air Transportation - 0.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	5,330,000	5,389,963
Banks & Thrifts - 2.2%
Ally Financial, Inc.:
5.75% 11/20/25	13,625,000	14,512,095
8% 11/1/31	6,215,000	7,714,369
		22,226,464
Broadcasting - 1.2%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	3,435,000	3,409,238
5% 8/1/27 (a)	3,455,000	3,457,073
5.375% 4/15/25 (a)	1,495,000	1,534,244
6% 7/15/24 (a)	3,330,000	3,450,713
		11,851,268
Cable/Satellite TV - 7.5%
Altice SA 7.75% 5/15/22 (a)	2,540,000	2,540,000
Cablevision Systems Corp. 5.875% 9/15/22	1,695,000	1,771,275
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	9,710,000	9,700,776
5% 2/1/28 (a)	8,430,000	8,335,163
5.125% 5/1/23 (a)	1,065,000	1,090,017
5.125% 5/1/27 (a)	5,530,000	5,564,563
5.5% 5/1/26 (a)	4,285,000	4,424,263
5.875% 4/1/24 (a)	2,000,000	2,090,220
CSC Holdings LLC:
5.375% 7/15/23 (a)	5,000,000	5,093,750
5.5% 5/15/26 (a)	7,580,000	7,790,724
7.5% 4/1/28 (a)	2,370,000	2,539,574
7.75% 7/15/25 (a)	2,825,000	3,029,813
DISH DBS Corp.:
5.875% 11/15/24	3,685,000	3,095,400
6.75% 6/1/21	2,110,000	2,175,410
7.75% 7/1/26	2,070,000	1,800,900
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,170,000	3,225,475
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	3,965,000	3,915,438
6% 1/15/27 (a)	3,095,000	2,971,200
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	3,230,000	3,189,625
		74,343,586
Capital Goods - 0.9%
AECOM:
5.125% 3/15/27	4,750,000	4,589,688
5.875% 10/15/24	3,735,000	3,935,756
		8,525,444
Chemicals - 3.0%
CF Industries Holdings, Inc. 5.15% 3/15/34	170,000	161,500
Element Solutions, Inc. 5.875% 12/1/25 (a)	6,140,000	6,162,104
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	4,000,000	3,930,000
OCI NV 6.625% 4/15/23 (a)	3,285,000	3,406,545
Olin Corp. 5.125% 9/15/27	2,270,000	2,295,538
The Chemours Co. LLC 5.375% 5/15/27	2,675,000	2,657,425
TPC Group, Inc. 8.75% 12/15/20 (a)	6,400,000	6,304,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	2,810,000	2,662,475
Valvoline, Inc. 4.375% 8/15/25	2,355,000	2,254,913
		29,834,500
Consumer Products - 0.1%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	945,000	961,538
Containers - 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	4,155,000	4,180,969
6% 2/15/25 (a)	2,920,000	2,920,000
7.25% 5/15/24 (a)	1,275,000	1,343,149
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,105,000	3,004,088
OI European Group BV 4% 3/15/23 (a)	2,850,000	2,796,563
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,115,000	2,152,013
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	1,790,000	1,819,088
7% 7/15/24 (a)	1,855,000	1,910,882
Silgan Holdings, Inc. 4.75% 3/15/25	2,680,000	2,629,750
		22,756,502
Diversified Financial Services - 6.4%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,585,000	1,420,556
FLY Leasing Ltd.:
5.25% 10/15/24	4,917,000	4,720,320
6.375% 10/15/21	2,890,000	2,926,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	8,165,000	8,267,063
6.25% 2/1/22	2,390,000	2,451,782
6.75% 2/1/24	4,500,000	4,691,250
MSCI, Inc. 4.75% 8/1/26 (a)	3,120,000	3,205,800
Navient Corp.:
5.875% 10/25/24	345,000	333,788
6.5% 6/15/22	2,795,000	2,913,899
6.75% 6/15/26	2,050,000	1,962,875
7.25% 9/25/23	2,423,000	2,559,294
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	820,000	815,900
5.25% 8/15/22 (a)	3,395,000	3,479,536
5.5% 2/15/24 (a)	1,220,000	1,266,543
Quicken Loans, Inc. 5.25% 1/15/28 (a)	3,840,000	3,595,200
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	3,185,000	3,073,525
6.875% 2/15/23 (a)	1,050,000	1,039,500
SLM Corp.:
5.5% 1/25/23	3,150,000	3,153,938
6.125% 3/25/24	947,000	945,816
7.25% 1/25/22	1,925,000	2,040,500
Springleaf Financial Corp.:
6.875% 3/15/25	2,180,000	2,250,850
7.125% 3/15/26	3,665,000	3,706,048
Tempo Acquisition LLC 6.75% 6/1/25 (a)	2,920,000	2,941,900
		63,762,008
Diversified Media - 0.9%
MDC Partners, Inc. 6.5% 5/1/24 (a)	4,080,000	3,376,200
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	3,295,000	3,167,319
5.5% 10/1/21 (a)	450,000	451,125
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,250,000	2,227,500
		9,222,144
Energy - 15.7%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	1,385,000	1,412,285
California Resources Corp. 8% 12/15/22 (a)	8,140,000	6,392,342
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	5,325,000	5,584,594
5.875% 3/31/25	2,935,000	3,191,813
7% 6/30/24	4,335,000	4,893,348
Cheniere Energy Partners LP:
5.25% 10/1/25	6,355,000	6,497,988
5.625% 10/1/26 (a)	3,190,000	3,269,750
Chesapeake Energy Corp. 8% 1/15/25	1,660,000	1,693,200
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	3,500,000	3,478,125
Comstock Escrow Corp. 9.75% 8/15/26 (a)	4,250,000	3,910,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (a)(b)(c)	4,095,000	4,080,989
6.875% 6/15/25 (a)	2,230,000	2,246,725
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	2,080,000	2,132,000
6.25% 4/1/23	2,710,000	2,777,750
DCP Midstream Operating LP 5.375% 7/15/25	3,420,000	3,565,350
Denbury Resources, Inc.:
9% 5/15/21 (a)	3,350,000	3,257,875
9.25% 3/31/22 (a)	4,095,000	3,951,675
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	455,000	467,513
5.75% 1/30/28 (a)	455,000	477,750
Ensco PLC 7.75% 2/1/26	2,725,000	2,299,219
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	1,670,000	1,361,050
8% 11/29/24 (a)	5,930,000	3,276,325
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	5,445,000	5,540,288
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,140,000	3,054,592
5.75% 10/1/25 (a)	1,995,000	1,960,088
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,285,000	1,137,225
Jonah Energy LLC 7.25% 10/15/25 (a)	3,695,000	1,958,350
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,405,000	2,429,050
MEG Energy Corp. 7% 3/31/24 (a)	2,320,000	2,163,400
Nabors Industries, Inc. 5.5% 1/15/23	2,662,000	2,540,879
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,810,000	3,781,425
4.5% 9/15/27 (a)	565,000	550,875
Noble Holding International Ltd. 7.875% 2/1/26 (a)	3,435,000	3,185,963
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	410,000	404,619
5.375% 1/15/25 (a)	3,950,000	3,950,000
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,315,000	4,390,513
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	4,045,000	3,798,660
Sanchez Energy Corp. 7.25% 2/15/23 (a)	6,380,000	5,135,900
SemGroup Corp.:
6.375% 3/15/25	3,375,000	3,172,500
7.25% 3/15/26	3,395,000	3,293,150
Summit Midstream Holdings LLC 5.75% 4/15/25	3,515,000	3,317,281
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	1,465,000	1,488,294
5.5% 2/15/26	1,045,000	1,034,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	5,120,000	5,222,400
5.25% 5/1/23	400,000	407,176
5.375% 2/1/27	665,000	679,963
6.75% 3/15/24	3,035,000	3,179,163
Teine Energy Ltd. 6.875% 9/30/22 (a)	1,540,000	1,559,250
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	935,000	923,771
5% 1/31/28 (a)	3,030,000	2,923,950
6.625% 6/15/25 (a)(b)	2,095,000	2,194,513
U.S.A. Compression Partners LP:
6.875% 4/1/26	2,981,000	3,048,073
6.875% 9/1/27 (a)	775,000	787,594
Weatherford International Ltd.:
5.95% 4/15/42	665,000	372,201
6.5% 8/1/36	2,160,000	1,220,400
7% 3/15/38	771,000	439,470
9.875% 2/15/24	725,000	522,000
Weatherford International, Inc. 9.875% 3/1/25	4,945,000	3,498,588
		155,483,780
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,965,351	1,467,849
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,430,350
Tervita Escrow Corp. 7.625% 12/1/21 (a)	475,000	471,438
		3,901,788
Food/Beverage/Tobacco - 3.4%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	4,450,000	4,466,688
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,525,000	7,713,125
5.875% 7/15/24 (a)	9,570,000	9,833,175
6.75% 2/15/28 (a)	940,000	972,900
Post Holdings, Inc.:
5% 8/15/26 (a)	1,950,000	1,896,375
5.75% 3/1/27 (a)	1,635,000	1,641,131
Vector Group Ltd. 6.125% 2/1/25 (a)	8,649,000	7,678,582
		34,201,976
Gaming - 5.1%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	6,330,000	6,108,450
Eldorado Resorts, Inc.:
6% 4/1/25	3,290,000	3,331,125
6% 9/15/26	485,000	492,275
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,645,000	2,771,008
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,075,000	2,052,603
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	5,538,388
4.5% 1/15/28	2,895,000	2,721,300
5.75% 2/1/27 (a)	870,000	900,450
Scientific Games Corp.:
5% 10/15/25 (a)	1,800,000	1,764,000
6.625% 5/15/21	2,910,000	2,939,100
10% 12/1/22	3,465,000	3,641,195
Stars Group Holdings BV 7% 7/15/26 (a)	6,325,000	6,593,813
Station Casinos LLC 5% 10/1/25 (a)	2,575,000	2,536,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,515,000	1,433,569
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	3,560,000	3,457,586
5.5% 10/1/27 (a)	4,680,000	4,512,573
		50,793,810
Healthcare - 8.6%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	400,000	396,000
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,325,000	1,374,688
Community Health Systems, Inc.:
5.125% 8/1/21	4,150,000	4,079,865
6.25% 3/31/23	12,320,000	11,565,400
8% 3/15/26 (a)	1,715,000	1,640,912
8.625% 1/15/24 (a)	2,785,000	2,788,481
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	5,145,000	5,164,500
HCA Holdings, Inc.:
4.5% 2/15/27	3,855,000	3,962,058
5% 3/15/24	1,655,000	1,752,465
5.875% 2/15/26	1,670,000	1,803,600
Hologic, Inc.:
4.375% 10/15/25 (a)	2,070,000	2,059,236
4.625% 2/1/28 (a)	395,000	390,063
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,515,000	1,558,556
5.5% 5/1/24	2,870,000	2,941,750
6.375% 3/1/24	1,275,000	1,333,969
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	765,000	773,606
Teleflex, Inc. 4.875% 6/1/26	2,115,000	2,154,656
Tenet Healthcare Corp.:
4.625% 7/15/24	1,540,000	1,543,850
5.125% 5/1/25	1,030,000	1,035,202
6.25% 2/1/27 (a)	1,530,000	1,587,375
6.75% 6/15/23	4,805,000	4,949,150
8.125% 4/1/22	10,820,000	11,640,697
THC Escrow Corp. III 7% 8/1/25	3,425,000	3,467,813
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	731,000	738,310
7% 3/15/24 (a)	5,000,000	5,290,000
9.25% 4/1/26 (a)	5,000,000	5,471,500
Wellcare Health Plans, Inc. 5.375% 8/15/26 (a)	3,945,000	4,127,456
		85,591,158
Homebuilders/Real Estate - 0.7%
Howard Hughes Corp. 5.375% 3/15/25 (a)	6,200,000	6,191,754
Starwood Property Trust, Inc. 4.75% 3/15/25	1,015,000	1,009,925
		7,201,679
Hotels - 0.7%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,225,000	4,217,057
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,525,000	2,562,875
		6,779,932
Insurance - 0.6%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,110,000	3,110,000
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,440,000	2,369,850
		5,479,850
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	2,870,000	2,823,363
Metals/Mining - 1.2%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	1,710,000	1,600,988
7.25% 5/15/22 (a)	1,360,000	1,368,500
7.25% 4/1/23 (a)	3,110,000	3,040,025
Freeport-McMoRan, Inc. 3.875% 3/15/23	2,770,000	2,730,140
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,188,000	2,948,900
		11,688,553
Paper - 0.3%
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	2,390,000	2,282,450
7.875% 7/15/26 (a)	550,000	530,750
		2,813,200
Publishing/Printing - 0.3%
Multi-Color Corp. 4.875% 11/1/25 (a)	2,815,000	2,906,488
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,785,000	1,767,150
5% 10/15/25 (a)	3,190,000	3,151,082
Golden Nugget, Inc. 6.75% 10/15/24 (a)	4,515,000	4,537,575
		9,455,807
Services - 2.8%
APX Group, Inc.:
7.625% 9/1/23	2,890,000	2,449,275
7.875% 12/1/22	2,065,000	2,069,956
8.75% 12/1/20	3,285,000	3,235,725
Aramark Services, Inc.:
4.75% 6/1/26	2,250,000	2,244,375
5.125% 1/15/24	1,475,000	1,517,406
Avantor, Inc. 6% 10/1/24 (a)	1,760,000	1,826,000
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,320,000	2,082,200
CDK Global, Inc.:
4.875% 6/1/27	1,105,000	1,103,619
5.875% 6/15/26	1,940,000	2,027,300
Corrections Corp. of America:
4.625% 5/1/23	495,000	477,675
5% 10/15/22	1,430,000	1,408,550
Frontdoor, Inc. 6.75% 8/15/26 (a)	1,570,000	1,605,325
Laureate Education, Inc. 8.25% 5/1/25 (a)	3,875,000	4,204,375
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,520,000	1,231,200
		27,482,981
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	1,575,000	1,628,156
Technology - 4.6%
Ascend Learning LLC:
6.875% 8/1/25 (a)	2,080,000	2,067,000
6.875% 8/1/25 (a)	210,000	208,425
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	2,975,000	3,086,563
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,065,000	4,186,950
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	803,507
Nuance Communications, Inc. 5.625% 12/15/26	3,135,000	3,213,375
Open Text Corp. 5.875% 6/1/26 (a)	3,385,000	3,537,325
Qorvo, Inc. 5.5% 7/15/26 (a)	3,385,000	3,495,351
Sensata Technologies BV 5% 10/1/25 (a)	4,960,000	5,084,000
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,740,000	1,844,400
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	6,065,000	6,573,975
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	2,060,000	2,080,600
Symantec Corp. 5% 4/15/25 (a)	4,870,000	4,878,874
TTM Technologies, Inc. 5.625% 10/1/25 (a)	5,335,000	5,128,269
		46,188,614
Telecommunications - 8.8%
Altice Financing SA:
6.625% 2/15/23 (a)	1,195,000	1,221,888
7.5% 5/15/26 (a)	4,000,000	3,948,000
Altice Finco SA 7.625% 2/15/25 (a)	4,190,000	3,812,900
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,560,000	1,563,900
7.5% 10/15/26 (a)	2,780,000	2,863,400
Citizens Utilities Co. 7.05% 10/1/46	4,407,000	2,104,343
Frontier Communications Corp. 8% 4/1/27 (a)	1,490,000	1,538,425
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	3,560,000	3,462,100
Level 3 Communications, Inc. 5.75% 12/1/22	2,425,000	2,449,978
Level 3 Financing, Inc.:
5.25% 3/15/26	5,620,000	5,605,950
5.375% 1/15/24	1,305,000	1,329,273
Millicom International Cellular SA:
6% 3/15/25 (a)	350,000	358,750
6.625% 10/15/26 (a)	4,885,000	5,115,670
Neptune Finco Corp. 6.625% 10/15/25 (a)	6,315,000	6,693,900
Qwest Corp. 6.75% 12/1/21	2,000,000	2,128,100
SFR Group SA:
7.375% 5/1/26 (a)	6,925,000	6,786,500
8.125% 2/1/27 (a)	2,945,000	2,978,131
Sprint Communications, Inc. 6% 11/15/22	7,195,000	7,251,121
Sprint Corp. 7.875% 9/15/23	10,255,000	10,767,750
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,245,000	1,244,319
5.125% 4/15/25	2,295,000	2,349,506
6.375% 3/1/25	1,000,000	1,041,300
Telecom Italia Capital SA:
6% 9/30/34	1,005,000	929,625
6.375% 11/15/33	565,000	545,225
Telecom Italia SpA 5.303% 5/30/24 (a)	940,000	944,700
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,000,000	2,940,000
U.S. West Communications 7.25% 9/15/25	1,380,000	1,491,679
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	3,585,000	3,577,113
6.375% 5/15/25	765,000	768,825
		87,812,371
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	7,115,000	7,239,513
5.5% 1/15/23 (a)	2,560,000	2,630,400
		9,869,913
Utilities - 4.7%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	1,720,000	1,726,450
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,546,000	4,489,175
7% 6/15/23	2,750,000	2,722,500
InterGen NV 7% 6/30/23 (a)	6,695,000	6,042,238
NRG Energy, Inc.:
6.25% 5/1/24	755,000	778,594
6.625% 1/15/27	900,000	968,625
NRG Yield Operating LLC 5% 9/15/26	2,150,000	2,047,875
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	10,324,932	11,047,677
Talen Energy Supply LLC:
6.5% 6/1/25	325,000	286,000
10.5% 1/15/26 (a)	6,580,000	6,856,360
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	9,584,000	9,967,360
		46,932,854

TOTAL NONCONVERTIBLE BONDS		880,920,339

TOTAL CORPORATE BONDS
(Cost $889,183,538)		885,957,972
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (d)	129,693	421,502
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (d)(e)	1	35,011
TOTAL COMMON STOCKS
(Cost $7,452,862)		456,513
	Principal Amount	Value

Bank Loan Obligations - 2.2%
Cable/Satellite TV - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7406% 8/19/23 (b)(c)	1,319,588	1,268,454
Energy - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2455% 12/31/22 (b)(c)	1,020,000	1,001,518
Gaming - 0.5%
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.5% 10/20/24 (b)(c)	3,046,438	3,015,973
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (b)(c)	1,025,000	999,375
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.3123% 8/14/24 (b)(c)	1,012,683	985,199

TOTAL GAMING		5,000,547

Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 8/24/22 (b)(c)	1,145,917	1,138,996
Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (b)(c)	130,000	124,990
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(c)	556,948	536,413
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9563% 6/21/24 (b)(c)	3,306,113	3,160,544

TOTAL SERVICES		3,821,947

Telecommunications - 1.0%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (b)(c)	4,795,595	4,675,705
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7355% 2/22/24 (b)(c)	2,490,000	2,458,352
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/1/24 (b)(c)	2,998,800	2,927,608

TOTAL TELECOMMUNICATIONS		10,061,665

TOTAL BANK LOAN OBLIGATIONS
(Cost $22,433,164)		22,293,127

Preferred Securities - 2.9%
Banks & Thrifts - 2.6%
Bank of America Corp.:
5.2% (b)(f)	6,000,000	6,030,480
6.25% (b)(f)	2,590,000	2,745,400
Barclays PLC:
7.75% (b)(f)	3,000,000	3,005,100
7.875% (Reg. S) (b)(f)	4,445,000	4,593,312
Royal Bank of Scotland Group PLC:
7.5% (b)(f)	3,390,000	3,453,563
8.625% (b)(f)	2,065,000	2,199,225
Wells Fargo & Co. 5.9% (b)(f)	4,145,000	4,240,128

TOTAL BANKS & THRIFTS		26,267,208

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(f)	2,630,000	2,616,350
TOTAL PREFERRED SECURITIES
(Cost $28,331,143)		28,883,558
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 2.48% (g)
(Cost $40,552,396)	40,544,614	40,552,722
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $987,953,103)		978,143,892
NET OTHER ASSETS (LIABILITIES) - 1.5%		15,376,458
NET ASSETS - 100%		$993,520,350

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $544,923,805 or 54.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$197,949
Total	$197,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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